Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
4.
CASH AND CASH EQUIVALENTS

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Cash on hand	5	4
Cash in bank	54,898	41,084
Time deposits	18,047	2,382
Total cash and cash equivalents	72,950	43,470